SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: INITIAL CLASS
EQUITY-INCOME PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.




EQUITY-INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

               -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%  6.33%



Percentage (%)
Row: 1, Col: 1, Value: -15.29
Row: 2, Col: 1, Value: 31.44
Row: 3, Col: 1, Value: 16.89
Row: 4, Col: 1, Value: 18.29
Row: 5, Col: 1, Value: 7.07
Row: 6, Col: 1, Value: 35.09
Row: 7, Col: 1, Value: 14.28
Row: 8, Col: 1, Value: 28.11
Row: 9, Col: 1, Value: 11.63
Row: 10, Col: 1, Value: 6.33

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended       Past 1 year  Past 5 years  Past 10 years
December 31, 1999

EQUITY-INCOME PORTFOLIO -    6.33%        18.61%        14.49%
INITIAL CLASS

Russell 3000 Value Index     6.65%        22.15%        15.31%

Lipper Equity Income Funds   9.78%        20.59%        14.64%
Average

S&P 500                      21.04%       28.56%        18.21%




SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: INITIAL CLASS
GROWTH PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

GROWTH PORTFOLIO - INITIAL
CLASS

Calendar Year  1990     1991    1992   1993    1994    1995    1996    1997    1998    1999

               -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%  37.44%



Percentage (%)
Row: 1, Col: 1, Value: -11.73
Row: 2, Col: 1, Value: 45.51
Row: 3, Col: 1, Value: 9.32
Row: 4, Col: 1, Value: 19.37
Row: 5, Col: 1, Value: -0.02
Row: 6, Col: 1, Value: 35.36
Row: 7, Col: 1, Value: 14.71
Row: 8, Col: 1, Value: 23.48
Row: 9, Col: 1, Value: 39.49
Row: 10, Col: 1, Value: 37.44

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1999

GROWTH PORTFOLIO - INITIAL    37.44%       29.74%        19.94%
CLASS

Russell 3000 Growth Index     33.83%       31.09%        19.70%

Lipper Capital Appreciation   40.06%       26.30%        17.46%
Funds Average

S&P 500                       21.04%       28.56%        18.21%


SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: SERVICE CLASS
GROWTH PORTFOLIO
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH PORTFOLIO - SERVICE
CLASS

Calendar Year                                               1998    1999

                                                            39.38%  37.29%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 39.38
Row: 10, Col: 1, Value: 37.29000000000001

   DURING THE PERIODS SHOWN IN THE CHART FOR SERVICE CLASS OF GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.26% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -5.82%
(QUARTER ENDING SEPTEMBER 30, 1998).

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended        Past 1 year  Life of classA
December 31, 1999

GROWTH PORTFOLIO - SERVICE    37.29%       35.35%
CLASS

Russell 3000 Growth Index     33.83%       32.70%

Lipper Capital Appreciation   40.06%      n/a
Funds Average

S&P 500                       21.04%       24.79%

   A FROM NOVEMBER 3, 1997.

SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: INITIAL CLASS
HIGH INCOME PORTFOLIO
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Year-by Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


HIGH INCOME PORTFOLIO -
INITIAL CLASS



Calendar Year  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

               -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%  8.15%




Percentage (%)
Row: 1, Col: 1, Value: -2.23
Row: 2, Col: 1, Value: 35.08
Row: 3, Col: 1, Value: 23.17
Row: 4, Col: 1, Value: 20.4
Row: 5, Col: 1, Value: -1.64
Row: 6, Col: 1, Value: 20.72
Row: 7, Col: 1, Value: 14.03
Row: 8, Col: 1, Value: 17.67
Row: 9, Col: 1, Value: -4.33
Row: 10, Col: 1, Value: 8.15

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75% (QUARTER ENDING SEPTEMBER 30, 1998).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


For the periods ended      Past 1 year  Past 5 years  Past 10 years
December 31, 1999

HIGH INCOME PORTFOLIO -     8.15%        10.88%        12.43%
INITIAL CLASS

Merrill Lynch High Yield    1.57%        9.61%         10.79%
Master Index

Merrill Lynch High Yield    2.51%        9.89%         11.21%
Master II Index

Lipper High Current Yield   3.83%        9.48%         10.15%
Funds Average


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: INITIAL CLASS
MONEY MARKET PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

MONEY MARKET PORTFOLIO -
INITIAL CLASS

Calendar Year  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

               8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%  5.17%



Percentage (%)
Row: 1, Col: 1, Value: 8.039999999999999
Row: 2, Col: 1, Value: 6.09
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.23
Row: 5, Col: 1, Value: 4.25
Row: 6, Col: 1, Value: 5.87
Row: 7, Col: 1, Value: 5.41
Row: 8, Col: 1, Value: 5.51
Row: 9, Col: 1, Value: 5.46
Row: 10, Col: 1, Value: 5.17

DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY
MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1999

MONEY MARKET PORTFOLIO -   5.17%        5.48%         5.28%
INITIAL CLASS



SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUND: INITIAL CLASS
MONEY MARKET PORTFOLIO
APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 4.

YEAR-BY-YEAR RETURNS

The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


MONEY MARKET PORTFOLIO -
INITIAL CLASS



Calendar Year  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

               8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%  5.17%




   Percentage (%)
Row: 1, Col: 1, Value: 8.039999999999999
Row: 2, Col: 1, Value: 6.09
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.23
Row: 5, Col: 1, Value: 4.25
Row: 6, Col: 1, Value: 5.87
Row: 7, Col: 1, Value: 5.41
Row: 8, Col: 1, Value: 5.51
Row: 9, Col: 1, Value: 5.46
Row: 10, Col: 1, Value: 5.17


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1999

MONEY MARKET PORTFOLIO -   5.17%        5.48%         5.28%
INITIAL CLASS





SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: INITIAL CLASS
OVERSEAS PORTFOLIO
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


OVERSEAS PORTFOLIO - INITIAL
CLASS

Calendar Year  1990    1991   1992     1993    1994   1995   1996    1997    1998    1999

               -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%  42.55%




Percentage (%)
Row: 1, Col: 1, Value: -1.67
Row: 2, Col: 1, Value: 8.0
Row: 3, Col: 1, Value: -10.72
Row: 4, Col: 1, Value: 37.34999999999999
Row: 5, Col: 1, Value: 1.72
Row: 6, Col: 1, Value: 9.739999999999998
Row: 7, Col: 1, Value: 13.15
Row: 8, Col: 1, Value: 11.56
Row: 9, Col: 1, Value: 12.81
Row: 10, Col: 1, Value: 42.55

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.78% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended         Past 1 year  Past 5 years  Past 10 years
December 31, 1999

OVERSEAS PORTFOLIO - INITIAL   42.55%       17.37%        11.43%
CLASS

Morgan Stanley Capital         27.22%       12.98%        7.08%
International Europe,
Australasia, Far East Index

Lipper International Funds     42.88%       17.31%        10.82%
Average

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE VARIABLE INSURANCE
PRODUCTS FUND: SERVICE CLASS
OVERSEAS PORTFOLIO
APRIL 30, 1999 PROSPECTUS
(AS REVISED JULY 20, 1999)

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section on page 3.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


OVERSEAS PORTFOLIO - SERVICE
CLASS

Calendar Year                  1998    1999

                               12.69%  42.44%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 12.69
Row: 10, Col: 1, Value: 42.44

   DURING THE PERIODS SHOWN IN THE CHART FOR SERVICE CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.78% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.66% (QUARTER ENDING SEPTEMBER 30, 1998).

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section on page 4.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

For the periods ended         Past 1 year  Life of classA
December 31, 1999

OVERSEAS PORTFOLIO - SERVICE   42.44%       24.03%
CLASS

Morgan Stanley Capital         27.22%       21.02%
International Europe,
Australasia, Far East Index

Lipper International Funds     42.88%      n/a
Average

   A FROM NOVEMBER 3, 1997.

The following information replaces similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 8.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 8.

FMR pays FMR U.K, FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.


SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUNDS: INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET
MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS
PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 14.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


INDEX 500 PORTFOLIO - INITIAL
CLASS



Calendar Year        1993   1994   1995    1996    1997    1998    1999

                     9.74%  1.04%  37.19%  22.71%  32.83%  28.31%  20.52%




   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 9.739999999999998
Row: 5, Col: 1, Value: 1.04
Row: 6, Col: 1, Value: 37.19000000000001
Row: 7, Col: 1, Value: 22.71
Row: 8, Col: 1, Value: 32.83
Row: 9, Col: 1, Value: 28.31
Row: 10, Col: 1, Value: 20.52


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INDEX 500 PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 21.36% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-9.96% (QUARTER ENDING SEPTEMBER 30, 1998).


MID CAP PORTFOLIO - INITIAL
CLASS



Calendar Year                    1999

                                 49.04%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 49.04


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MID CAP PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 32.12% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -1.27%
(QUARTER ENDING SEPTEMBER 30, 1999).


GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS



Calendar Year            1995    1996    1997    1998    1999

                         32.52%  18.27%  29.95%  24.61%  4.27%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 32.52
Row: 7, Col: 1, Value: 18.27
Row: 8, Col: 1, Value: 29.95
Row: 9, Col: 1, Value: 24.61
Row: 10, Col: 1, Value: 4.270000000000001


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.99% (QUARTER ENDING SEPTEMBER 30, 1999).


CONTRAFUND PORTFOLIO -
INITIAL CLASS



Calendar Year            1995    1996    1997    1998    1999

                         39.72%  21.22%  24.14%  29.98%  24.25%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 39.72000000000001
Row: 7, Col: 1, Value: 21.22
Row: 8, Col: 1, Value: 24.14
Row: 9, Col: 1, Value: 29.98
Row: 10, Col: 1, Value: 24.25


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
CONTRAFUND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 23.56%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.89% (QUARTER ENDING SEPTEMBER 30, 1998).


GROWTH PORTFOLIO - INITIAL
CLASS




Calendar Year  1990     1991    1992   1993    1994    1995    1996    1997    1998    1999

               -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%  37.44%




   Percentage (%)
Row: 1, Col: 1, Value: -11.73
Row: 2, Col: 1, Value: 45.51
Row: 3, Col: 1, Value: 9.32
Row: 4, Col: 1, Value: 19.37
Row: 5, Col: 1, Value: -0.02
Row: 6, Col: 1, Value: 35.36
Row: 7, Col: 1, Value: 14.71
Row: 8, Col: 1, Value: 23.48
Row: 9, Col: 1, Value: 39.49
Row: 10, Col: 1, Value: 37.44


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).


OVERSEAS PORTFOLIO - INITIAL
CLASS




Calendar Year  1990    1991   1992     1993    1994   1995   1996    1997    1998    1999

               -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%  42.55%




   Percentage (%)
Row: 1, Col: 1, Value: -1.67
Row: 2, Col: 1, Value: 8.0
Row: 3, Col: 1, Value: -10.72
Row: 4, Col: 1, Value: 37.34999999999999
Row: 5, Col: 1, Value: 1.72
Row: 6, Col: 1, Value: 9.739999999999998
Row: 7, Col: 1, Value: 13.15
Row: 8, Col: 1, Value: 11.56
Row: 9, Col: 1, Value: 12.81
Row: 10, Col: 1, Value: 42.55


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.78% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).


BALANCED PORTFOLIO - INITIAL
CLASS



Calendar Year            1995    1996   1997    1998    1999

                         13.92%  9.98%  22.18%  17.64%  4.55%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 13.92
Row: 7, Col: 1, Value: 9.98
Row: 8, Col: 1, Value: 22.18
Row: 9, Col: 1, Value: 17.64
Row: 10, Col: 1, Value: 4.55


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).


EQUITY-INCOME PORTFOLIO -
INITIAL CLASS




Calendar Year  1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

               -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%  6.33%




   Percentage (%)
Row: 1, Col: 1, Value: -15.29
Row: 2, Col: 1, Value: 31.44
Row: 3, Col: 1, Value: 16.89
Row: 4, Col: 1, Value: 18.29
Row: 5, Col: 1, Value: 7.07
Row: 6, Col: 1, Value: 35.09
Row: 7, Col: 1, Value: 14.28
Row: 8, Col: 1, Value: 28.11
Row: 9, Col: 1, Value: 11.63
Row: 10, Col: 1, Value: 6.33


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).


GROWTH & INCOME PORTFOLIO -
INITIAL CLASS



Calendar Year                1997    1998    1999

                             30.09%  29.59%  9.17%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 30.09
Row: 9, Col: 1, Value: 29.59
Row: 10, Col: 1, Value: 9.17


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER PORTFOLIO -
INITIAL CLASS




Calendar Year  1990   1991    1992    1993    1994    1995    1996    1997    1998    1999

               6.72%  22.56%  11.71%  21.23%  -6.09%  16.96%  14.60%  20.65%  15.05%  11.09%




   Percentage (%)
Row: 1, Col: 1, Value: 6.72
Row: 2, Col: 1, Value: 22.56
Row: 3, Col: 1, Value: 11.71
Row: 4, Col: 1, Value: 21.23
Row: 5, Col: 1, Value: -6.09
Row: 6, Col: 1, Value: 16.96
Row: 7, Col: 1, Value: 14.6
Row: 8, Col: 1, Value: 20.65
Row: 9, Col: 1, Value: 15.05
Row: 10, Col: 1, Value: 11.09


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.80%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.67% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER: GROWTH
PORTFOLIO - INITIAL CLASS



Calendar Year            1995    1996    1997    1998    1999

                         23.02%  20.04%  25.07%  17.57%  15.26%



   Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 23.02
Row: 7, Col: 1, Value: 20.04
Row: 8, Col: 1, Value: 25.07
Row: 9, Col: 1, Value: 17.57
Row: 10, Col: 1, Value: 15.26


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 17.69% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.12% (QUARTER ENDING SEPTEMBER 30, 1998).


INVESTMENT GRADE BOND
PORTFOLIO - INITIAL CLASS




Calendar Year  1990   1991    1992   1993    1994    1995    1996   1997   1998   1999

               6.21%  16.38%  6.65%  10.96%  -3.76%  17.32%  3.19%  9.06%  8.85%  -1.05%




   Percentage (%)
Row: 1, Col: 1, Value: 6.21
Row: 2, Col: 1, Value: 16.38
Row: 3, Col: 1, Value: 6.65
Row: 4, Col: 1, Value: 10.96
Row: 5, Col: 1, Value: -3.76
Row: 6, Col: 1, Value: 17.32
Row: 7, Col: 1, Value: 3.19
Row: 8, Col: 1, Value: 9.060000000000001
Row: 9, Col: 1, Value: 8.850000000000001
Row: 10, Col: 1, Value: -1.05


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
INVESTMENT GRADE BOND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 6.23% (QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A
QUARTER WAS -2.80% (QUARTER ENDING MARCH 31, 1994).


HIGH INCOME PORTFOLIO -
INITIAL CLASS




Calendar Year  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

               -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%  8.15%




   Percentage (%)
Row: 1, Col: 1, Value: -2.23
Row: 2, Col: 1, Value: 35.08
Row: 3, Col: 1, Value: 23.17
Row: 4, Col: 1, Value: 20.4
Row: 5, Col: 1, Value: -1.64
Row: 6, Col: 1, Value: 20.72
Row: 7, Col: 1, Value: 14.03
Row: 8, Col: 1, Value: 17.67
Row: 9, Col: 1, Value: -4.33
Row: 10, Col: 1, Value: 8.15


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75% (QUARTER ENDING SEPTEMBER 30, 1998).


MONEY MARKET PORTFOLIO -
INITIAL CLASS




Calendar Year  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

               8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%  5.17%




   Percentage (%)
Row: 1, Col: 1, Value: 8.039999999999999
Row: 2, Col: 1, Value: 6.09
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.23
Row: 5, Col: 1, Value: 4.25
Row: 6, Col: 1, Value: 5.87
Row: 7, Col: 1, Value: 5.41
Row: 8, Col: 1, Value: 5.51
Row: 9, Col: 1, Value: 5.46
Row: 10, Col: 1, Value: 5.17


   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section beginning on page 21.

AVERAGE ANNUAL RETURNS

The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS



For the periods ended          Past 1 year  Past 5 years  Past 10 Years/ Life of class
December 31, 1999


INDEX 500 PORTFOLIO - INITIAL   20.52%       28.16%        21.07%A
CLASS

S&P 500                         21.04%       28.56%        21.45%A

Lipper S&P 500 Index            20.48%       28.07%       n/a
Objective Funds Average

MID CAP PORTFOLIO - INITIAL     49.04%      n/a            53.14%B
CLASS

S&P Midcap 400                  14.72%      n/a            20.81%B

Lipper Mid Cap Funds Average    46.25%      n/a           n/a

GROWTH OPPORTUNITIES            4.27%       n/a            21.51%C
PORTFOLIO - INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

CONTRAFUND PORTFOLIO -          24.25%      n/a            27.73%C
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

GROWTH PORTFOLIO - INITIAL      37.44%       29.74%        19.94%
CLASS

Russell 3000 Growth Index       33.83%       31.09%        19.70%

Lipper Capital Appreciation     40.06%       26.30%        17.46%
Funds Average

S&P 500                         21.04%       28.56%        18.21%

OVERSEAS PORTFOLIO - INITIAL    42.55%       17.37%        11.43%
CLASS

Morgan Stanley Capital          27.22%       12.98%        7.08%
International Europe,
Australasia, Far East Index

Lipper International Funds      42.88%       17.31%        10.82%
Average

BALANCED PORTFOLIO - INITIAL    4.55%       n/a            13.50%C
CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Balanced Funds Average   8.58%       n/a           n/a

Fidelity Balanced Composite     12.00%      n/a            20.12%C
Index

EQUITY-INCOME PORTFOLIO -       6.33%        18.61%        14.49%
INITIAL CLASS

Russell 3000 Value Index        6.65%        22.15%        15.31%

Lipper Equity Income Funds      9.78%        20.59%        14.64%
Average

S&P 500                         21.04%       28.56%        18.21%

GROWTH & INCOME PORTFOLIO -     9.17%       n/a            22.11%D
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%D

Lipper Growth and Income        14.51%      n/a           n/a
Funds Average



   A FROM AUGUST 27, 1992.

   B FROM DECEMBER 28, 1998.

   C FROM JANUARY 3, 1995.

   D FROM DECEMBER 31, 1996.


ASSET ALLOCATION FUNDS

For the periods ended       Past 1 year  Past 5 years  Past 10 years/ Life of class
December 31, 1999

ASSET MANAGER PORTFOLIO -    11.09%       15.63%        13.14%
INITIAL CLASS

S&P 500                      21.04%       28.56%        18.21%

Fidelity Asset Allocation    10.42%       16.69%        11.96%
Composite Index

ASSET MANAGER: GROWTH        15.26%      n/a            20.16%A
PORTFOLIO - INITIAL CLASS

S&P 500                      21.04%      n/a            28.59%A

Fidelity Aggressive Asset    14.55%      n/a            21.45%A
Allocation Composite Index



   A FROM JANUARY 3, 1995.

   INCOME FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1999

INVESTMENT GRADE BOND         -1.05%       7.30%         7.19%
PORTFOLIO - INITIAL CLASS

Lehman Brothers Aggregate     -0.82%       7.73%         7.70%
Bond Index

Lipper Intermediate           -0.60%       7.08%         7.08%
Investment Grade Debt Funds
Average

HIGH INCOME PORTFOLIO -       8.15%        10.88%        12.43%
INITIAL CLASS

Merrill Lynch High Yield      1.57%        9.61%         10.79%
Master Index

Merrill Lynch High Yield      2.51%        9.89%         11.21%
Master II Index

Lipper High Current Yield     3.83%        9.48%         10.15%
Funds Average


   MONEY MARKET FUND

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1999

MONEY MARKET PORTFOLIO -   5.17%        5.48%         5.28%
INITIAL CLASS


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 24.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 44.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 44. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the "Fund Management" section on page 45.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 45.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 45.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page 45.

Bettina Doulton is vice president and manager of Growth Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.

The following information replaces the second full paragraph found in the "Fund Management" section on page 48.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 49.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 50.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

   The following information replaces similar information found in the "Fund Distribution" section on page 50.

   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.


SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUNDS: INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET
MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP, AND OVERSEAS
PORTFOLIOS APRIL 30, 1999 PROSPECTUS

The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 9.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


INDEX 500 PORTFOLIO - INITIAL
CLASS

Calendar Year        1993   1994   1995    1996    1997    1998    1999

                     9.74%  1.04%  37.19%  22.71%  32.83%  28.31%  20.52%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 9.739999999999998
Row: 5, Col: 1, Value: 1.04
Row: 6, Col: 1, Value: 37.19000000000001
Row: 7, Col: 1, Value: 22.71
Row: 8, Col: 1, Value: 32.83
Row: 9, Col: 1, Value: 28.31
Row: 10, Col: 1, Value: 20.52

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INDEX 500 PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 21.36% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-9.96% (QUARTER ENDING SEPTEMBER 30, 1998).


MID CAP PORTFOLIO - INITIAL
CLASS

Calendar Year                    1999

                                 49.04%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 49.04

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MID CAP PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 32.12% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -1.27%
(QUARTER ENDING SEPTEMBER 30, 1999).


GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS

Calendar Year                                  1995    1996    1997    1998    1999

                                               32.52%  18.27%  29.95%  24.61%  4.27%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 32.52
Row: 7, Col: 1, Value: 18.27
Row: 8, Col: 1, Value: 29.95
Row: 9, Col: 1, Value: 24.61
Row: 10, Col: 1, Value: 4.270000000000001

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.99% (QUARTER ENDING SEPTEMBER 30, 1999).


CONTRAFUND PORTFOLIO -
INITIAL CLASS

Calendar Year            1995    1996    1997    1998    1999

                         39.72%  21.22%  24.14%  29.98%  24.25%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 39.72000000000001
Row: 7, Col: 1, Value: 21.22
Row: 8, Col: 1, Value: 24.14
Row: 9, Col: 1, Value: 29.98
Row: 10, Col: 1, Value: 24.25

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
CONTRAFUND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 23.56%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.89% (QUARTER ENDING SEPTEMBER 30, 1998).


GROWTH PORTFOLIO - INITIAL
CLASS

Calendar Year  1990     1991    1992   1993    1994    1995    1996    1997    1998    1999

               -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%  37.44%




Percentage (%)
Row: 1, Col: 1, Value: -11.73
Row: 2, Col: 1, Value: 45.51
Row: 3, Col: 1, Value: 9.32
Row: 4, Col: 1, Value: 19.37
Row: 5, Col: 1, Value: -0.02
Row: 6, Col: 1, Value: 35.36
Row: 7, Col: 1, Value: 14.71
Row: 8, Col: 1, Value: 23.48
Row: 9, Col: 1, Value: 39.49
Row: 10, Col: 1, Value: 37.44
   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).


OVERSEAS PORTFOLIO - INITIAL
CLASS

Calendar Year  1990    1991   1992     1993    1994   1995   1996    1997    1998    1999

               -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%  42.55%




Percentage (%)
Row: 1, Col: 1, Value: -1.67
Row: 2, Col: 1, Value: 8.0
Row: 3, Col: 1, Value: -10.72
Row: 4, Col: 1, Value: 37.34999999999999
Row: 5, Col: 1, Value: 1.72
Row: 6, Col: 1, Value: 9.739999999999998
Row: 7, Col: 1, Value: 13.15
Row: 8, Col: 1, Value: 11.56
Row: 9, Col: 1, Value: 12.81
Row: 10, Col: 1, Value: 42.55

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.78% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).


BALANCED PORTFOLIO - INITIAL
CLASS

Calendar Year                                     1995    1996   1997    1998    1999

                                                  13.92%  9.98%  22.18%  17.64%  4.55%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 13.92
Row: 7, Col: 1, Value: 9.98
Row: 8, Col: 1, Value: 22.18
Row: 9, Col: 1, Value: 17.64
Row: 10, Col: 1, Value: 4.55

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).


EQUITY-INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

               -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%  6.33%




Percentage (%)
Row: 1, Col: 1, Value: -15.29
Row: 2, Col: 1, Value: 31.44
Row: 3, Col: 1, Value: 16.89
Row: 4, Col: 1, Value: 18.29
Row: 5, Col: 1, Value: 7.07
Row: 6, Col: 1, Value: 35.09
Row: 7, Col: 1, Value: 14.28
Row: 8, Col: 1, Value: 28.11
Row: 9, Col: 1, Value: 11.63
Row: 10, Col: 1, Value: 6.33

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).


GROWTH & INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year                1997    1998    1999

                             30.09%  29.59%  9.17%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 30.09
Row: 9, Col: 1, Value: 29.59
Row: 10, Col: 1, Value: 9.17

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER PORTFOLIO -
INITIAL CLASS

Calendar Year  1990   1991    1992    1993    1994    1995    1996    1997    1998    1999

               6.72%  22.56%  11.71%  21.23%  -6.09%  16.96%  14.60%  20.65%  15.05%  11.09%




Percentage (%)
Row: 1, Col: 1, Value: 6.72
Row: 2, Col: 1, Value: 22.56
Row: 3, Col: 1, Value: 11.71
Row: 4, Col: 1, Value: 21.23
Row: 5, Col: 1, Value: -6.09
Row: 6, Col: 1, Value: 16.96
Row: 7, Col: 1, Value: 14.6
Row: 8, Col: 1, Value: 20.65
Row: 9, Col: 1, Value: 15.05
Row: 10, Col: 1, Value: 11.09

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.80%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.67% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER: GROWTH
PORTFOLIO - INITIAL CLASS

Calendar Year            1995    1996    1997    1998    1999

                         23.02%  20.04%  25.07%  17.57%  15.26%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 23.02
Row: 7, Col: 1, Value: 20.04
Row: 8, Col: 1, Value: 25.07
Row: 9, Col: 1, Value: 17.57
Row: 10, Col: 1, Value: 15.26

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 17.69% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.12% (QUARTER ENDING SEPTEMBER 30, 1998).


INVESTMENT GRADE BOND
PORTFOLIO - INITIAL CLASS

Calendar Year              1990   1991    1992   1993    1994    1995    1996   1997   1998   1999

                           6.21%  16.38%  6.65%  10.96%  -3.76%  17.32%  3.19%  9.06%  8.85%  -1.05%




Percentage (%)
Row: 1, Col: 1, Value: 6.21
Row: 2, Col: 1, Value: 16.38
Row: 3, Col: 1, Value: 6.65
Row: 4, Col: 1, Value: 10.96
Row: 5, Col: 1, Value: -3.76
Row: 6, Col: 1, Value: 17.32
Row: 7, Col: 1, Value: 3.19
Row: 8, Col: 1, Value: 9.060000000000001
Row: 9, Col: 1, Value: 8.850000000000001
Row: 10, Col: 1, Value: -1.05

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
INVESTMENT GRADE BOND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 6.23% (QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A
QUARTER WAS -2.80% (QUARTER ENDING MARCH 31, 1994).


HIGH INCOME PORTFOLIO -
INITIAL CLASS

Calendar Year  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

               -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%  8.15%




Percentage (%)
Row: 1, Col: 1, Value: -2.23
Row: 2, Col: 1, Value: 35.08
Row: 3, Col: 1, Value: 23.17
Row: 4, Col: 1, Value: 20.4
Row: 5, Col: 1, Value: -1.64
Row: 6, Col: 1, Value: 20.72
Row: 7, Col: 1, Value: 14.03
Row: 8, Col: 1, Value: 17.67
Row: 9, Col: 1, Value: -4.33
Row: 10, Col: 1, Value: 8.15

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75% (QUARTER ENDING SEPTEMBER 30, 1998).



MONEY MARKET PORTFOLIO -
INITIAL CLASS

Calendar Year  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

               8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%  5.17%




Percentage (%)
Row: 1, Col: 1, Value: 8.039999999999999
Row: 2, Col: 1, Value: 6.09
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.23
Row: 5, Col: 1, Value: 4.25
Row: 6, Col: 1, Value: 5.87
Row: 7, Col: 1, Value: 5.41
Row: 8, Col: 1, Value: 5.51
Row: 9, Col: 1, Value: 5.46
Row: 10, Col: 1, Value: 5.17

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section beginning on page 14.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS

For the periods ended          Past 1 year  Past 5 years  Past 10 Years/ Life of class
December 31, 1999

INDEX 500 PORTFOLIO - INITIAL   20.52%       28.16%        21.07%A
CLASS

S&P 500                         21.04%       28.56%        21.45%A

Lipper S&P 500 Index            20.48%       28.07%       n/a
Objective Funds Average

MID CAP PORTFOLIO - INITIAL     49.04%      n/a            53.14%B
CLASS

S&P Midcap 400                  14.72%      n/a            20.81%B

Lipper Mid Cap Funds Average    46.25%      n/a           n/a

GROWTH OPPORTUNITIES            4.27%       n/a            21.51%C
PORTFOLIO - INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

CONTRAFUND PORTFOLIO -          24.25%      n/a            27.73%C
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

GROWTH PORTFOLIO - INITIAL      37.44%       29.74%        19.94%
CLASS

Russell 3000 Growth Index       33.83%       31.09%        19.70%

Lipper Capital Appreciation     40.06%       26.30%        17.46%
Funds Average

S&P 500                         21.04%       28.56%        18.21%

OVERSEAS PORTFOLIO - INITIAL    42.55%       17.37%        11.43%
CLASS

Morgan Stanley Capital          27.22%       12.98%        7.08%
International Europe,
Australasia, Far East Index

Lipper International Funds      42.88%       17.31%        10.82%
Average

BALANCED PORTFOLIO - INITIAL    4.55%       n/a            13.50%C
CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Balanced Funds Average   8.58%       n/a           n/a

Fidelity Balanced Composite     12.00%      n/a            20.12%C
Index

EQUITY-INCOME PORTFOLIO -       6.33%        18.61%        14.49%
INITIAL CLASS

Russell 3000 Value Index        6.65%        22.15%        15.31%

Lipper Equity Income Funds      9.78%        20.59%        14.64%
Average

S&P 500                         21.04%       28.56%        18.21%

GROWTH & INCOME PORTFOLIO -     9.17%       n/a            22.11%D
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%D

Lipper Growth and Income        14.51%      n/a           n/a
Funds Average



   A FROM AUGUST 27, 1992.

   B FROM DECEMBER 28, 1998.

   C FROM JANUARY 3, 1995.

   D FROM DECEMBER 31, 1996.


ASSET ALLOCATION FUNDS

For the periods ended       Past 1 year  Past 5 years  Past 10 years/ Life of class
December 31, 1999

ASSET MANAGER PORTFOLIO -    11.09%       15.63%        13.14%
INITIAL CLASS

S&P 500                      21.04%       28.56%        18.21%

Fidelity Asset Allocation    10.42%       16.69%        11.96%
Composite Index

ASSET MANAGER: GROWTH        15.26%      n/a            20.16%A
PORTFOLIO - INITIAL CLASS

S&P 500                      21.04%      n/a            28.59%A

Fidelity Aggressive Asset    14.55%      n/a            21.45%A
Allocation Composite Index



   A FROM JANUARY 3, 1995.


INCOME FUNDS

For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1999

INVESTMENT GRADE BOND         -1.05%       7.30%         7.19%
PORTFOLIO - INITIAL CLASS

Lehman Brothers Aggregate     -0.82%       7.73%         7.70%
Bond Index

Lipper Intermediate           -0.60%       7.08%         7.08%
Investment Grade Debt Funds
Average

HIGH INCOME PORTFOLIO -       8.15%        10.88%        12.43%
INITIAL CLASS

Merrill Lynch High Yield      1.57%        9.61%         10.79%
Master Index

Merrill Lynch High Yield      2.51%        9.89%         11.21%
Master II Index

Lipper High Current Yield     3.83%        9.48%         10.15%
Funds Average

MONEY MARKET FUND

For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1999

MONEY MARKET PORTFOLIO -   5.17%        5.48%         5.28%
INITIAL CLASS


The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 16.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces the fifth paragraph found in the "Fund Management" section on page 27.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

The following information replaces the eighth paragraph found in the "Fund Management" section on page 27. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

The following information replaces similar information found in the "Fund Management" section on page 27.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

The following information supplements similar information found in the "Fund Management" section on page 27.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Mid Cap, Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset Manager: Growth, and High Income. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

The following information replaces similar information found in the "Fund Management" section on page 27.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.

The following information replaces similar information found in the "Fund Management" section on page 27.

Bettina Doulton is Vice President and manager of Growth Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.

The following information replaces the last paragraph found in the "Fund Management" section on page 28.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

The following information replaces footnote A to the Total Annual
Class Operating Expenses table found in the "Fund Management" section on page 29.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

The following information replaces similar information found in the "Fund Management" section on page 29.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

   The following information replaces similar information found in the "Fund Distribution" section on page 30.

   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.

SUPPLEMENT TO THE VARIABLE
INSURANCE PRODUCTS FUNDS: INITIAL CLASS MONEY MARKET, INVESTMENT GRADE BOND, HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED, EQUITY-INCOME, INDEX 500, GROWTH & INCOME, GROWTH OPPORTUNITIES,
CONTRAFUND, GROWTH, AND OVERSEAS PORTFOLIOS
APRIL 30, 1999 (AS SUPPLEMENTED
MAY 5, 1999) PROSPECTUS

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 8.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


INDEX 500 PORTFOLIO - INITIAL
CLASS



Calendar Year        1993   1994   1995    1996    1997    1998    1999

                     9.74%  1.04%  37.19%  22.71%  32.83%  28.31%  20.52%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: 9.739999999999998
Row: 5, Col: 1, Value: 1.04
Row: 6, Col: 1, Value: 37.19000000000001
Row: 7, Col: 1, Value: 22.71
Row: 8, Col: 1, Value: 32.83
Row: 9, Col: 1, Value: 28.31
Row: 10, Col: 1, Value: 20.52

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF INDEX 500 PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 21.36% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-9.96% (QUARTER ENDING SEPTEMBER 30, 1998).


GROWTH OPPORTUNITIES
PORTFOLIO - INITIAL CLASS

Calendar Year                                  1995    1996    1997    1998    1999

                                               32.52%  18.27%  29.95%  24.61%  4.27%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 32.52
Row: 7, Col: 1, Value: 18.27
Row: 8, Col: 1, Value: 29.95
Row: 9, Col: 1, Value: 24.61
Row: 10, Col: 1, Value: 4.270000000000001

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.74% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -7.99% (QUARTER ENDING SEPTEMBER 30, 1999).


CONTRAFUND PORTFOLIO -
INITIAL CLASS



Calendar Year            1995    1996    1997    1998    1999

                         39.72%  21.22%  24.14%  29.98%  24.25%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 39.72000000000001
Row: 7, Col: 1, Value: 21.22
Row: 8, Col: 1, Value: 24.14
Row: 9, Col: 1, Value: 29.98
Row: 10, Col: 1, Value: 24.25

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
CONTRAFUND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 23.56%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -9.89% (QUARTER ENDING SEPTEMBER 30, 1998).


GROWTH PORTFOLIO - INITIAL
CLASS



Calendar Year  1990     1991    1992   1993    1994    1995    1996    1997    1998    1999

               -11.73%  45.51%  9.32%  19.37%  -0.02%  35.36%  14.71%  23.48%  39.49%  37.44%




Percentage (%)
Row: 1, Col: 1, Value: -11.73
Row: 2, Col: 1, Value: 45.51
Row: 3, Col: 1, Value: 9.32
Row: 4, Col: 1, Value: 19.37
Row: 5, Col: 1, Value: -0.02
Row: 6, Col: 1, Value: 35.36
Row: 7, Col: 1, Value: 14.71
Row: 8, Col: 1, Value: 23.48
Row: 9, Col: 1, Value: 39.49
Row: 10, Col: 1, Value: 37.44

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.29% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -20.80% (QUARTER ENDING SEPTEMBER 30, 1990).


OVERSEAS PORTFOLIO - INITIAL
CLASS



Calendar Year  1990    1991   1992     1993    1994   1995   1996    1997    1998    1999

               -1.67%  8.00%  -10.72%  37.35%  1.72%  9.74%  13.15%  11.56%  12.81%  42.55%




Percentage (%)
Row: 1, Col: 1, Value: -1.67
Row: 2, Col: 1, Value: 8.0
Row: 3, Col: 1, Value: -10.72
Row: 4, Col: 1, Value: 37.34999999999999
Row: 5, Col: 1, Value: 1.72
Row: 6, Col: 1, Value: 9.739999999999998
Row: 7, Col: 1, Value: 13.15
Row: 8, Col: 1, Value: 11.56
Row: 9, Col: 1, Value: 12.81
Row: 10, Col: 1, Value: 42.55

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF OVERSEAS PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 24.78% (QUARTER ENDING DECEMBER 31, 1999) AND THE LOWEST RETURN FOR A QUARTER WAS -17.65% (QUARTER ENDING SEPTEMBER 30, 1998).


BALANCED PORTFOLIO - INITIAL
CLASS

Calendar Year                                     1995    1996   1997    1998    1999

                                                  13.92%  9.98%  22.18%  17.64%  4.55%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 13.92
Row: 7, Col: 1, Value: 9.98
Row: 8, Col: 1, Value: 22.18
Row: 9, Col: 1, Value: 17.64
Row: 10, Col: 1, Value: 4.55

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF BALANCED PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 11.83% (QUARTER ENDING JUNE 30, 1997) AND THE LOWEST RETURN FOR A QUARTER WAS -5.79% (QUARTER ENDING SEPTEMBER 30, 1998).


EQUITY-INCOME PORTFOLIO -
INITIAL CLASS



Calendar Year  1990     1991    1992    1993    1994   1995    1996    1997    1998    1999

               -15.29%  31.44%  16.89%  18.29%  7.07%  35.09%  14.28%  28.11%  11.63%  6.33%




Percentage (%)
Row: 1, Col: 1, Value: -15.29
Row: 2, Col: 1, Value: 31.44
Row: 3, Col: 1, Value: 16.89
Row: 4, Col: 1, Value: 18.29
Row: 5, Col: 1, Value: 7.07
Row: 6, Col: 1, Value: 35.09
Row: 7, Col: 1, Value: 14.28
Row: 8, Col: 1, Value: 28.11
Row: 9, Col: 1, Value: 11.63
Row: 10, Col: 1, Value: 6.33

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 15.44% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -17.20% (QUARTER ENDING SEPTEMBER 30, 1990).


GROWTH & INCOME PORTFOLIO -
INITIAL CLASS



Calendar Year                1997    1998    1999

                             30.09%  29.59%  9.17%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: 30.09
Row: 9, Col: 1, Value: 29.59
Row: 10, Col: 1, Value: 9.17

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF GROWTH & INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 20.97% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
-8.37% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER PORTFOLIO -
INITIAL CLASS



Calendar Year  1990   1991    1992    1993    1994    1995    1996    1997    1998    1999

               6.72%  22.56%  11.71%  21.23%  -6.09%  16.96%  14.60%  20.65%  15.05%  11.09%




Percentage (%)
Row: 1, Col: 1, Value: 6.72
Row: 2, Col: 1, Value: 22.56
Row: 3, Col: 1, Value: 11.71
Row: 4, Col: 1, Value: 21.23
Row: 5, Col: 1, Value: -6.09
Row: 6, Col: 1, Value: 16.96
Row: 7, Col: 1, Value: 14.6
Row: 8, Col: 1, Value: 20.65
Row: 9, Col: 1, Value: 15.05
Row: 10, Col: 1, Value: 11.09

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.80%
(QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.67% (QUARTER ENDING SEPTEMBER 30, 1998).


ASSET MANAGER: GROWTH
PORTFOLIO - INITIAL CLASS



Calendar Year            1995    1996    1997    1998    1999

                         23.02%  20.04%  25.07%  17.57%  15.26%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 23.02
Row: 7, Col: 1, Value: 20.04
Row: 8, Col: 1, Value: 25.07
Row: 9, Col: 1, Value: 17.57
Row: 10, Col: 1, Value: 15.26

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 17.69% (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -10.12% (QUARTER ENDING SEPTEMBER 30, 1998).


INVESTMENT GRADE BOND
PORTFOLIO - INITIAL CLASS

Calendar Year              1990   1991    1992   1993    1994    1995    1996   1997   1998   1999

                           6.21%  16.38%  6.65%  10.96%  -3.76%  17.32%  3.19%  9.06%  8.85%  -1.05%




Percentage (%)
Row: 1, Col: 1, Value: 6.21
Row: 2, Col: 1, Value: 16.38
Row: 3, Col: 1, Value: 6.65
Row: 4, Col: 1, Value: 10.96
Row: 5, Col: 1, Value: -3.76
Row: 6, Col: 1, Value: 17.32
Row: 7, Col: 1, Value: 3.19
Row: 8, Col: 1, Value: 9.060000000000001
Row: 9, Col: 1, Value: 8.850000000000001
Row: 10, Col: 1, Value: -1.05

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF
INVESTMENT GRADE BOND PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 6.23% (QUARTER ENDING JUNE 30, 1995) AND THE LOWEST RETURN FOR A
QUARTER WAS -2.80% (QUARTER ENDING MARCH 31, 1994).


HIGH INCOME PORTFOLIO -
INITIAL CLASS



Calendar Year  1990    1991    1992    1993    1994    1995    1996    1997    1998    1999

               -2.23%  35.08%  23.17%  20.40%  -1.64%  20.72%  14.03%  17.67%  -4.33%  8.15%




Percentage (%)
Row: 1, Col: 1, Value: -2.23
Row: 2, Col: 1, Value: 35.08
Row: 3, Col: 1, Value: 23.17
Row: 4, Col: 1, Value: 20.4
Row: 5, Col: 1, Value: -1.64
Row: 6, Col: 1, Value: 20.72
Row: 7, Col: 1, Value: 14.03
Row: 8, Col: 1, Value: 17.67
Row: 9, Col: 1, Value: -4.33
Row: 10, Col: 1, Value: 8.15

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.69% (QUARTER ENDING MARCH 31, 1992) AND THE LOWEST RETURN FOR A QUARTER WAS -12.75% (QUARTER ENDING SEPTEMBER 30, 1998).


MONEY MARKET PORTFOLIO -
INITIAL CLASS



Calendar Year  1990   1991   1992   1993   1994   1995   1996   1997   1998   1999

               8.04%  6.09%  3.90%  3.23%  4.25%  5.87%  5.41%  5.51%  5.46%  5.17%




Percentage (%)
Row: 1, Col: 1, Value: 8.039999999999999
Row: 2, Col: 1, Value: 6.09
Row: 3, Col: 1, Value: 3.9
Row: 4, Col: 1, Value: 3.23
Row: 5, Col: 1, Value: 4.25
Row: 6, Col: 1, Value: 5.87
Row: 7, Col: 1, Value: 5.41
Row: 8, Col: 1, Value: 5.51
Row: 9, Col: 1, Value: 5.46
Row: 10, Col: 1, Value: 5.17

   DURING THE PERIODS SHOWN IN THE CHART FOR INITIAL CLASS OF MONEY MARKET PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 1.96% (QUARTER ENDING MARCH 31, 1990) AND THE LOWEST RETURN FOR A QUARTER WAS 0.78% (QUARTER ENDING SEPTEMBER 30, 1993).

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section beginning on page 13.

AVE   RAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS


For the periods ended          Past 1 year  Past 5 years  Past 10 Years/ Life of class
December 31, 1999


INDEX 500 PORTFOLIO - INITIAL   20.52%       28.16%        21.07%A
CLASS

S&P 500                         21.04%       28.56%        21.45%A

Lipper S&P 500 Index            20.48%       28.07%       n/a
Objective Funds Average

GROWTH OPPORTUNITIES            4.27%       n/a            21.51%C
PORTFOLIO - INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

CONTRAFUND PORTFOLIO -          24.25%      n/a            27.73%C
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Growth Funds Average     31.48%      n/a           n/a

GROWTH PORTFOLIO - INITIAL      37.44%       29.74%        19.94%
CLASS

Russell 3000 Growth Index       33.83%       31.09%        19.70%

Lipper Capital Appreciation     40.06%       26.30%        17.46%
Funds Average

S&P 500                         21.04%       28.56%        18.21%

OVERSEAS PORTFOLIO - INITIAL    42.55%       17.37%        11.43%
CLASS

Morgan Stanley Capital          27.22%       12.98%        7.08%
International Europe,
Australasia, Far East Index

Lipper International Funds      42.88%       17.31%        10.82%
Average

BALANCED PORTFOLIO - INITIAL    4.55%       n/a            13.50%C
CLASS

S&P 500                         21.04%      n/a            28.59%C

Lipper Balanced Funds Average   8.58%       n/a           n/a

Fidelity Balanced Composite     12.00%      n/a            20.12%C
Index

EQUITY-INCOME PORTFOLIO -       6.33%        18.61%        14.49%
INITIAL CLASS

Russell 3000 Value Index        6.65%        22.15%        15.31%

Lipper Equity Income Funds      9.78%        20.59%        14.64%
Average

S&P 500                         21.04%       28.56%        18.21%

GROWTH & INCOME PORTFOLIO -     9.17%       n/a            22.11%D
INITIAL CLASS

S&P 500                         21.04%      n/a            28.59%D

Lipper Growth and Income        14.51%      n/a           n/a
Funds Average



   A FROM AUGUST 27, 1992.

   B FROM DECEMBER 28, 1998.

   C FROM JANUARY 3, 1995.

   D FROM DECEMBER 31, 1996.


ASSET ALLOCATION FUNDS



For the periods ended       Past 1 year  Past 5 years  Past 10 years/ Life of class
December 31, 1999

ASSET MANAGER PORTFOLIO -    11.09%       15.63%        13.14%
INITIAL CLASS

S&P 500                      21.04%       28.56%        18.21%

Fidelity Asset Allocation    10.42%       16.69%        11.96%
Composite Index

ASSET MANAGER: GROWTH        15.26%      n/a            20.16%A
PORTFOLIO - INITIAL CLASS

S&P 500                      21.04%      n/a            28.59%A

Fidelity Aggressive Asset    14.55%      n/a            21.45%A
Allocation Composite Index



   A FROM JANUARY 3, 1995.


INCOME FUNDS



For the periods ended        Past 1 year  Past 5 years  Past 10 years
December 31, 1999

INVESTMENT GRADE BOND         -1.05%       7.30%         7.19%
PORTFOLIO - INITIAL CLASS

Lehman Brothers Aggregate     -0.82%       7.73%         7.70%
Bond Index

Lipper Intermediate           -0.60%       7.08%         7.08%
Investment Grade Debt Funds
Average

HIGH INCOME PORTFOLIO -       8.15%        10.88%        12.43%
INITIAL CLASS

Merrill Lynch High Yield      1.57%        9.61%         10.79%
Master Index

Merrill Lynch High Yield      2.51%        9.89%         11.21%
Master II Index

Lipper High Current Yield     3.83%        9.48%         10.15%
Funds Average



MONEY MARKET FUND



For the periods ended     Past 1 year  Past 5 years  Past 10 years
December 31, 1999

MONEY MARKET PORTFOLIO -   5.17%        5.48%         5.28%
INITIAL CLASS



   The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 15.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

   The following information replaces the fifth paragraph found in the "Fund Management" section on page 26.

BT serves as sub-adviser and custodian for Index 500. BT chooses the fund's investments and places orders to buy and sell the fund's investments.

   The following information replaces the eighth paragraph found in the "Fund Management" section on page 26. (Index 500 Portfolio)

Effective June 4, 1999, Bankers Trust Corporation and all of its subsidiaries, including BT, merged with and into a subsidiary of Deutsche Bank AG. At a meeting held on March 18, 1999, the fund's Board of Trustees approved a new sub-advisory agreement among the fund, FMR and BT or its successor by merger that became effective June 4, 1999. At a meeting held on September 15, 1999, shareholders approved this agreement.

   The following information replaces similar information found in the "Fund Management" section on page 26.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for each fund.

   The following information supplements similar information found in the "Fund Management" section on page 26.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for Growth Opportunities, Contrafund, Overseas, Balanced, Growth & Income, Asset Manager, Asset
Manager: Growth, and High Income. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for each fund.

   The following information replaces similar information found in the "Fund Management" section on page 27.

Bettina Doulton is Vice President and manager of Growth Opportunities Portfolio, which she has managed since February 2000. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Doulton has worked as a research assistant, analyst and manager.

   The following information replaces the last paragraph found in the "Fund Management" section on page 27.

Index 500 pays a management fee to FMR. The management fee is calculated and paid to FMR every month. The fund's annual management fee rate is 0.24% of its average net assets. FMR pays BT for providing investment management and custodial services.

Prior to October 1, 1999, Index 500 paid a management fee at an annual rate of 0.24% of its average net assets to FMR and a sub-advisory fee (representing 40% of net income from securities lending) to BT.

   The following information replaces footnote A to the Total Annual Class Operating Expenses table found in the "Fund Management" section on page 28.

A EFFECTIVE AUGUST 27, 1992, FMR HAS VOLUNTARILY AGREED TO REIMBURSE INITIAL CLASS OF INDEX 500 TO THE EXTENT THAT TOTAL OPERATING EXPENSES (EXCLUDING INTEREST, TAXES, SECURITIES LENDING COSTS, BROKERAGE
COMMISSIONS AND EXTRAORDINARY EXPENSES), AS A PERCENTAGE OF ITS
AVERAGE NET ASSETS, EXCEED 0.28%. THIS ARRANGEMENT CAN BE DISCONTINUED BY FMR AT ANY TIME.

   The following information replaces similar information found in the "Fund Management" section on page 28.

FMR pays FIMM, FMR U.K., FMR Far East, and FIIA for providing sub-advisory services, and FIIA in turn pays FIIA(U.K.)L. FMR Far East pays FIJ for providing sub-advisory services.

   The following information replaces similar information found in the "Fund Distribution" section on page 29.

   Each fund is composed of multiple classes of shares. All classes of a fund have a common investment objective and investment portfolio.







SUPPLEMENT TO THE VARIABLE INSURANCE PRODUCTS FUNDS: SERVICE CLASS HIGH INCOME, ASSET MANAGER, ASSET MANAGER: GROWTH, BALANCED,
EQUITY-INCOME,
GROWTH & INCOME, GROWTH OPPORTUNITIES, CONTRAFUND, GROWTH, MID CAP,
AND
OVERSEAS PORTFOLIOS
APRIL 30, 1999 PROSPECTUS

   The following information replaces similar information found under the heading "Year-by-Year Returns" in the "Performance" section beginning on page 8.

   YEAR-BY-YEAR RETURNS

   The returns in the chart do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.

MID CAP PORTFOLIO - SERVICE
CLASS

Calendar Year                                                    1999

                                                                 48.94%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: nil
Row: 10, Col: 1, Value: 48.94

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF MID CAP
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    32.15    % (QUARTER
ENDING    DECEMBER 31    , 1999) AND THE LOWEST RETURN FOR A QUARTER
WAS    -1.27    % (QUARTER ENDING    SEPTEMBER 30    , 1999).


GROWTH OPPORTUNITIES
PORTFOLIO - SERVICE CLASS

Calendar Year                                              1998    1999

                                                           24.51%  4.18%




Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 24.51
Row: 10, Col: 1, Value: 4.18

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF GROWTH
OPPORTUNITIES PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS
   20.70    % (QUARTER ENDING    DECEMBER 31    , 1998) AND THE LOWEST
RETURN FOR A QUARTER WAS    -8.00    % (QUARTER ENDING    SEPTEMBER
30    , 1999).

CONTRAFUND PORTFOLIO -
SERVICE CLASS


Calendar Year                  1998    1999

                               29.94%  24.15%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 29.94
Row: 10, Col: 1, Value: 24.15

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF CONTRAFUND
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    23.52    % (QUARTER
ENDING    DECEMBER 31    , 1998) AND THE LOWEST RETURN FOR A QUARTER
WAS    -9.93    % (QUARTER ENDING    SEPTEMBER 30    , 1998).

GROWTH PORTFOLIO - SERVICE
CLASS


Calendar Year                  1998    1999

                               39.38%  37.29%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 39.38
Row: 10, Col: 1, Value: 37.29000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF GROWTH
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    24.26    % (QUARTER
ENDING    DECEMBER 31    , 1998) AND THE LOWEST RETURN FOR A QUARTER
WAS    -5.82    % (QUARTER ENDING    SEPTEMBER 30    , 1998).

OVERSEAS PORTFOLIO - SERVICE
CLASS


Calendar Year                  1998    1999

                               12.69%  42.44%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 12.69
Row: 10, Col: 1, Value: 42.44

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF OVERSEAS
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    24.78    % (QUARTER
ENDING    DECEMBER 31    , 1999) AND THE LOWEST RETURN FOR A QUARTER
WAS    -17.66    % (QUARTER ENDING    SEPTEMBER 30    , 1998).

BALANCED PORTFOLIO - SERVICE
CLASS

Calendar Year                                                 1998    1999

                                                              17.27%  4.43%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 17.27
Row: 10, Col: 1, Value: 4.430000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF BALANCED
PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    11.37    % (QUARTER
ENDING    DECEMBER 31    , 1998) AND THE LOWEST RETURN FOR A QUARTER
WAS    -5.87    % (QUARTER ENDING    SEPTEMBER 30    , 1998).

EQUITY-INCOME PORTFOLIO -
SERVICE CLASS


Calendar Year                  1998    1999

                               11.54%  6.25%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 11.54
Row: 10, Col: 1, Value: 6.25

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF
EQUITY-INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS
   15.36    % (QUARTER ENDING    DECEMBER 31    , 1998) AND THE LOWEST
RETURN FOR A QUARTER WAS    -12.52    % (QUARTER ENDING    SEPTEMBER
30    , 1998).

GROWTH & INCOME PORTFOLIO -
SERVICE CLASS


Calendar Year                  1998    1999

                               29.27%  9.06%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 29.27
Row: 10, Col: 1, Value: 9.060000000000001

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF GROWTH &
INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS    20.95    %
(QUARTER ENDING    DECEMBER 31    , 1998) AND THE LOWEST RETURN FOR A
QUARTER WAS    -8.39    % (QUARTER ENDING    SEPTEMBER 30    , 1998).

ASSET MANAGER PORTFOLIO -
SERVICE CLASS

Calendar Year                  1998    1999

                               14.82%  11.01%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 14.82
Row: 10, Col: 1, Value: 11.01

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF ASSET MANAGER PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 12.77 % (QUARTER ENDING DECEMBER 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS -6.69 % (QUARTER ENDING SEPTEMBER 30 , 1998).

ASSET MANAGER: GROWTH
PORTFOLIO - SERVICE CLASS

Calendar Year                  1998    1999

                               17.18%  15.13%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: 17.18
Row: 10, Col: 1, Value: 15.13

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF ASSET
MANAGER: GROWTH PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS
   17.61    % (QUARTER ENDING    DECEMBER 31    , 1998) AND THE LOWEST
RETURN FOR A QUARTER WAS    -10.10    % (QUARTER ENDING    SEPTEMBER
30    , 1998).

HIGH INCOME PORTFOLIO -
SERVICE CLASS


Calendar Year                  1998    1999

                               -4.34%  8.08%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: -4.34
Row: 10, Col: 1, Value: 8.08

DURING THE PERIOD SHOWN IN THE CHART FOR SERVICE CLASS OF HIGH INCOME PORTFOLIO, THE HIGHEST RETURN FOR A QUARTER WAS 5.29% (QUARTER ENDING MARCH 31, 1998) AND THE LOWEST RETURN FOR A QUARTER WAS
   -12.76    % (QUARTER ENDING    SEPTEMBER 30,     1998).

   The following information replaces similar information found under the heading "Average Annual Returns" in the "Performance" section beginning on page 12.

   AVERAGE ANNUAL RETURNS

   The returns in the following table do not include the effect of charges and expenses attributable to any particular insurance product. If the effect of the charges and expenses was reflected, returns would be lower than those shown.


GROWTH AND GROWTH & INCOME
FUNDS

For the periods ended          Past 1 year  Life of class
December 31, 1999

MID CAP PORTFOLIO - SERVICE     48.94%       53.04%A
CLASS

S&P Midcap 400                  14.72%       20.81%A

Lipper Mid Cap Funds Average    46.25%      n/a

GROWTH OPPORTUNITIES            4.18%        14.96%B
PORTFOLIO - SERVICE CLASS

S&P 500                         21.04%       24.79%B

Lipper Growth Funds Average     31.48%      n/a

CONTRAFUND PORTFOLIO -          24.15%       24.62%B
SERVICE CLASS

S&P 500                         21.04%       24.79%B

Lipper Growth Funds Average     31.48%      n/a

GROWTH PORTFOLIO - SERVICE      37.29%       35.35%B
CLASS

Russell 3000 Growth Index       33.83%       32.70%B

Lipper Capital Appreciation     40.06%      n/a
Funds Average

S&P 500                         21.04%       24.79%B

OVERSEAS PORTFOLIO - SERVICE    42.44%       24.03%B
CLASS

Morgan Stanley Capital          27.22%       21.02%B
International Europe,
Australasia, Far East Index

Lipper International Funds      42.88%      n/a
Average

BALANCED PORTFOLIO - SERVICE    4.43%        11.37%B
CLASS

S&P 500                         21.04%       24.79%B

Lipper Balanced Funds Average   8.58%       n/a

Fidelity Balanced Composite     12.00%       16.64%B
Index

EQUITY-INCOME PORTFOLIO -       6.25%        9.94%B
SERVICE CLASS

Russell 3000 Value Index        6.65%        11.70%B

Lipper Equity Income Funds      9.78%       n/a
Average

S&P 500                         21.04%       24.79%B

GROWTH & INCOME PORTFOLIO -     9.06%        19.55%B
SERVICE CLASS

S&P 500                         21.04%       24.79%B

Lipper Growth and Income        14.51%      n/a
Funds Average


   A FROM DECEMBER 28, 1998.

   B FROM NOVEMBER 3, 1997.


ASSET ALLOCATION FUNDS

For the periods ended       Past 1 year  Life of class
December 31, 1999

ASSET MANAGER PORTFOLIO -    11.01%       13.04%B
SERVICE CLASS

S&P 500                      21.04%       24.79%B

Fidelity Asset Allocation    10.42%       14.67%B
Composite Index

ASSET MANAGER: GROWTH        15.13%       16.24%B
PORTFOLIO - SERVICE CLASS

S&P 500                      21.04%       24.79%B

Fidelity Aggressive Asset    14.55%       18.72%B
Allocation Composite Index


   B FROM NOVEMBER 3, 1997.

INCOME FUND


For the periods ended      Past 1 year  Life of class
December 31, 1999

HIGH INCOME PORTFOLIO -     8.08%        2.22%B
SERVICE CLASS

Merrill Lynch High Yield    1.57%        3.33%B
Master Index

Merrill Lynch High Yield    2.51%        3.43%B
Master II Index

Lipper High Current Yield   3.83%       n/a
Funds Average


   B FROM NOVEMBER 3, 1997.

The following information supplements the information found under the heading "Average Annual Returns" in the "Performance" section on page 13.

Going forward, High Income Portfolio's performance will be compared to the Merrill Lynch High Yield Master II Index rather than the Merrill Lynch High Yield Master Index because the Merrill Lynch High Yield Master II Index contains deferred interest bonds and payment-in-kind securities and is therefore a better representation of the high yield bond universe.

Merrill Lynch High Yield Master II Index is a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default.

The following information replaces similar information found in the "Fund Management" section on page 23.

David Felman is Vice President and manager of Mid Cap Portfolio. He also manages other Fidelity funds. Mr. Felman joined Fidelity as an analyst in 1993.